Fair Value Measurements - Summary of change in fair value of private placement warrant liability (Detail) - Private Placement Warrant Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance	$ 40
Change in fair value	0
Fair value, Ending Balance	$ 40